Condensed Consolidated Interim Statement of Profit or Loss and Other Comprehensive Income or Loss (unaudited) (Parentheticals) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Profit or loss [abstract]
Remeasurements of defined benefit liability, net of taxes	$ 0	$ 0
Foreign currency translation differences, net of taxes	0	0
Other comprehensive income/(loss), net of taxes	$ 0	$ 0